Marketable Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities [Abstract]
Proceeds from sale of marketable securities	$ 513
Gain on sale of marketable securitites	6
Impairment of marketable securities	$ 2,108